                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I OR R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index, and the Lehman Brothers U.S. Government/Credit Index from 12/31/97 through 12/31/07. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN EQUITY AND                                   LEHMAN BROTHERS U.S.
                                                       INCOME FUND          RUSSELL 1000 VALUE INDEX     GOVERNMENT/CREDIT INDEX
                                                  ---------------------     ------------------------     -----------------------
12/97                                                      9427                       10000                       10000
                                                           9479                        9858                       10141
                                                           9974                       10522                       10120
                                                          10446                       11166                       10152
                                                          10512                       11240                       10203
                                                          10486                       11074                       10312
                                                          10652                       11216                       10417
                                                          10519                       11018                       10425
                                                           9524                        9378                       10629
                                                           9810                        9916                       10933
                                                          10289                       10685                       10856
                                                          10729                       11182                       10921
12/98                                                     11029                       11563                       10947
                                                          11015                       11655                       11025
                                                          10662                       11491                       10763
                                                          10768                       11729                       10817
                                                          11340                       12824                       10843
                                                          11398                       12683                       10731
                                                          11749                       13051                       10698
                                                          11619                       12669                       10668
                                                          11447                       12199                       10660
                                                          11136                       11773                       10756
                                                          11685                       12450                       10784
                                                          11873                       12353                       10778
12/99                                                     12126                       12412                       10712
                                                          11968                       12008                       10709
                                                          12047                       11116                       10843
                                                          12912                       12472                       11000
                                                          12912                       12326                       10946
                                                          13043                       12456                       10937
                                                          13049                       11887                       11160
                                                          13198                       12036                       11278
                                                          14152                       12706                       11437
                                                          14244                       12822                       11480
                                                          14327                       13137                       11552
                                                          14012                       12649                       11750
12/00                                                     14575                       13283                       11982
                                                          14593                       13334                       12183
                                                          14124                       12964                       12308
                                                          13736                       12505                       12365
                                                          14238                       13119                       12272
                                                          14535                       13413                       12343
                                                          14415                       13116                       12402
                                                          14658                       13088                       12711
                                                          14246                       12564                       12874
                                                          13528                       11680                       12993
                                                          13490                       11579                       13322
                                                          14150                       12252                       13104
12/01                                                     14251                       12541                       13000
                                                          14212                       12444                       13096
                                                          14308                       12464                       13207
                                                          14706                       13054                       12939
                                                          14571                       12606                       13190
                                                          14590                       12669                       13312
                                                          13894                       11942                       13425
                                                          13076                       10832                       13586
                                                          13212                       10914                       13891
                                                          12336                        9700                       14190
                                                          12807                       10419                       14054
                                                          13219                       11075                       14063
12/02                                                     13065                       10594                       14435
                                                          12868                       10338                       14435
                                                          12749                       10062                       14692
                                                          12713                       10079                       14673
                                                          13428                       10966                       14829
                                                          14222                       11674                       15251
                                                          14344                       11820                       15190
                                                          14424                       11996                       14553
                                                          14583                       12183                       14649
                                                          14587                       12064                       15113
                                                          15049                       12802                       14922
                                                          15209                       12976                       14961
12/03                                                     15960                       13775                       15109
                                                          16182                       14018                       15246
                                                          16506                       14318                       15433
                                                          16287                       14193                       15575
                                                          16044                       13846                       15096
                                                          16105                       13987                       15019
                                                          16394                       14318                       15081
                                                          16190                       14116                       15240
                                                          16251                       14317                       15563
                                                          16521                       14539                       15617
                                                          16705                       14780                       15752
                                                          17239                       15528                       15577
12/04                                                     17839                       16048                       15743
                                                          17549                       15763                       15852
                                                          17984                       16285                       15748
                                                          17768                       16062                       15637
                                                          17684                       15774                       15871
                                                          18000                       16154                       16070
                                                          18181                       16331                       16175
                                                          18668                       16803                       15993
                                                          18795                       16730                       16232
                                                          19019                       16965                       16020
                                                          18827                       16534                       15883
                                                          19104                       17075                       15964
12/05                                                     19233                       17179                       16116
                                                          19588                       17847                       16086
                                                          19588                       17956                       16130
                                                          19667                       18199                       15952
                                                          19984                       18661                       15902
                                                          19690                       18190                       15894
                                                          19669                       18306                       15930
                                                          20010                       18751                       16137
                                                          20238                       19065                       16393
                                                          20651                       19445                       16553
                                                          21040                       20082                       16657
                                                          21292                       20540                       16852
12/06                                                     21643                       21001                       16724
                                                          21809                       21270                       16711
                                                          21572                       20938                       16999
                                                          21768                       21262                       16970
                                                          22607                       22048                       17069
                                                          23182                       22843                       16922
                                                          22882                       22309                       16886
                                                          22207                       21277                       17055
                                                          22400                       21516                       17273
                                                          22824                       22255                       17394
                                                          23091                       22257                       17552
                                                          22703                       21169                       17899
12/07                                                     22349                       20965                       17933

                             A SHARES             B SHARES             C SHARES         R SHARES    I SHARES
                               since                since                since           since       since
                              8/3/60               5/1/92               7/6/93          10/1/02     12/22/04
------------------------------------------------------------------------------------------------------------
AVERAGE                             W/MAX                W/MAX                W/MAX
ANNUAL                     W/O      5.75%       W/O      5.00%       W/O      1.00%       W/O         W/O
TOTAL                     SALES     SALES      SALES     SALES      SALES     SALES      SALES       SALES
RETURNS                  CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE    CHARGES     CHARGES

Since
Inception                 10.97%    10.83%     11.20%    11.20%     10.85%    10.85%     11.30%      8.17%

10-year                    9.02      8.37       8.35      8.35       8.21      8.21        N/A        N/A

5-year                    11.33     10.04      10.57     10.36      10.52     10.52      11.08        N/A

1-year                     3.26     -2.71       2.71     -2.13       2.41      1.44       2.87       3.52
------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans),
(ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Lehman Brothers U.S. Government/Credit Index includes securities in the Government and Credit Indices. The Government Index consists of securities issued by the U.S. government and its agencies. The Credit Index consists of publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

The 12 months ended December 31, 2007 began on a rather positive note for investors, fueled by strong corporate earnings growth, robust merger and acquisition activity, and a generally positive outlook for the U.S. and global economies. The Federal Open Market Committee (the "Fed") had kept its target federal funds rate on hold since August 2006, giving confidence to investors that inflation was under control. However, pockets of turbulence erupted at several points throughout the first half of the year, notably in late February and again in June, as investors responded to volatility in China's stock markets, concerns about a slowing U.S. economy, rising oil prices, and initial signs of distress in the subprime mortgage market.

While price volatility turned out to be short-lived in those occurrences, the underlying pressures continued to build. In the second half of 2007, the subprime market's woes spread across the economy, causing the credit markets to significantly tighten. The Fed acted quickly to attempt to stabilize the financial markets in August, and also delivered a positive surprise to investors in the form of a larger than expected federal funds rate cut in September. However, a host of other troubling signs, including higher oil prices, a weak housing market and declines in consumer spending, dampened investors' economic outlooks going into year end. Moreover, in the third quarter, year-over-year corporate earnings growth turned negative for the first time since 2002, and expectations for the fourth quarter were even lower.

The broad stock market had a modest gain for the year overall; however, value stocks (which comprise the Russell 1000(R) Value Index and generally represent the Fund's universe of investable stocks) did not fare so well. Given the uncertainties about economic growth, investors turned away from value stocks toward growth stocks, which are perceived to have greater potential for above-average growth in less robust economic conditions. Large cap stocks outperformed small and mid-cap stocks, providing a tailwind to the Fund's primarily large-cap oriented portfolio.

Within the fixed income market, investors grew increasingly risk averse in light of the subprime mortgage market debacle, which led to a "flight to quality" that helped U.S. Treasury securities outperform other areas of the fixed income market for the period under review. Corporate issues, however, underperformed other major segments of the fixed income markets. Despite a general widening of credit spreads, spreads remained historically narrow. Within the investment-grade corporate sector, higher-rated (AAA) issues outpaced the middle investment grade issues. The industrials and utilities sectors handily outpaced the financials sector, which was hit hardest by the recent liquidity crisis. Overall, short-term issues outperformed intermediate- and long-dated issues.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Equity and Income Fund outperformed the Russell 1000(R) Value Index but underperformed the Lehman Brothers U.S.
Government/Credit Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

------------------------------------------------------------------------------------------
                                                                           LEHMAN
                                                                          BROTHERS
                                                           RUSSELL          U.S.
                                                           1000(R)      GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX    CREDIT INDEX

       3.26%     2.71%     2.41%     2.87%     3.52%       -0.17%           7.23%
------------------------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Relative to the Russell 1000 Value Index, the Fund's stock allocation benefited primarily from an underweight to the financial sector for the period (although we note that all sector weights are a result of our bottom-up stock selection process and are not intentional top-down allocations). Limited exposures to regional banks and diversified financial companies helped minimize the Fund's exposure to the damage caused by the subprime mortgage collapse. The materials sector also bolstered relative performance, but this was primarily due to a single holding which generates a larger share of its business in the health care sector than in the materials sector. An overweight in the consumer staples sector contributed positively to relative returns, as well.

Detractors from the stock allocation's relative performance included an underweight in the energy sector. Stock selection in the technology sector was another area of weakness, due to holdings in hardware and equipment, software and services, and semiconductor companies.

The Fund's fixed income allocation was additive to overall performance for the period. We kept a defensive credit sector allocation, focusing on selected high quality issues. The position benefited relative performance, particularly in later months of the year as credit spreads widened. We continued to look for buying opportunities in the credit sector to take advantage of recent credit spread widening where they offered the opportunity to add value to the Fund.

Throughout the year, we employed a defensive interest rate strategy by keeping the Fund's duration (a measure of interest-rate sensitivity) shorter than that of the benchmark Lehman Brothers U.S. Government/Credit Index. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Federal Reserve easing in the latter months caused rates to decline significantly.

In March of this year, the Fund's yield curve positioning was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate-and long-dated yields widened and the curve steepened during the summer.

We held an underweight position to agency mortgage-backed securities, with a focus on high-coupon, slow-prepaying agency issues, and an overweight to non-agency mortgages issued to high quality borrowers. Overall, the recent turmoil in the mortgage market and the drying up of liquidity hurt price performance. As a result, although the underweight to agency mortgage-backed securities benefited performance, the positive influence was more than offset by the poor price performance of the non-agency position.

The Fund's convertible securities position detracted from performance for the period, chiefly due to the weak performance of select holdings.

We marginally adjusted the Fund's asset allocation during the period by slightly increasing the Fund's fixed income weighting, while decreasing the convertible securities weighting. At the end of the period, the Fund held 59.4% in stocks, 20.6% in fixed income, and 14.6% in convertible securities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 12/31/07
Bayer AG--ADR (Germany)                                           2.4%
Wal-Mart Stores, Inc.                                             1.9
JPMorgan Chase & Co.                                              1.8
Verizon Communications, Inc.                                      1.7
Schering-Plough Corp.                                             1.7
Abbott Laboratories                                               1.6
Siemens AG--ADR (Germany)                                         1.5
Entergy Corp.                                                     1.5
Time Warner, Inc.                                                 1.4
Viacom, Inc., Class B                                             1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
Pharmaceuticals                                                   9.5%
United States Treasury Obligations                                9.4
Integrated Oil & Gas                                              4.3
Electric Utilities                                                4.0
Collateralized Mortgage Obligation                                3.7
Industrial Conglomerates                                          3.7
Packaged Foods & Meats                                            3.2
Integrated Telecommunication Services                             3.1
Other Diversified Financial Services                              3.0
Thrifts & Mortgage Finance                                        3.0
Movies & Entertainment                                            2.8
Investment Banking & Brokerage                                    2.8
Diversified Chemicals                                             2.7
Property & Casualty Insurance                                     2.5
Communications Equipment                                          1.9
Hypermarkets & Super Centers                                      1.9
Asset Backed Security                                             1.8
Technology                                                        1.7
Biotechnology                                                     1.6
Insurance Brokers                                                 1.4
Aerospace & Defense                                               1.3
Health Care                                                       1.3
Semiconductors                                                    1.3
Banking                                                           1.2
Health Care Equipment                                             1.2
Soft Drinks                                                       1.2
Household Products                                                1.1
Oil & Gas Equipment & Services                                    1.0
Gold                                                              0.9
Tobacco                                                           0.9
Internet Software & Services                                      0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
                                       (continued from previous page)
Oil & Gas Storage & Transportation                                0.7
Computer Hardware                                                 0.7
Restaurants                                                       0.6
Multi-Line Insurance                                              0.6
Brokerage                                                         0.6
Investment Company                                                0.6
Regional Banks                                                    0.6
Automobile Manufacturers                                          0.5
Systems Software                                                  0.5
Life & Health Insurance                                           0.5
Broadcasting & Cable TV                                           0.5
Diversified Banks                                                 0.5
Wireline                                                          0.4
Health Care Services                                              0.4
Personal Products                                                 0.4
Media-Noncable                                                    0.3
Diversified Manufacturing                                         0.3
Electric                                                          0.3
Home Improvement Retail                                           0.3
Specialty Stores                                                  0.3
Automotive                                                        0.3
Photographic Products                                             0.3
Oil & Gas Exploration & Production                                0.3
Wireless Telecommunication Services                               0.3
Noncaptive-Consumer Finance                                       0.2
Computer & Electronics Retail                                     0.2
Managed Health Care                                               0.2
Adjustable Rate Mortgage Backed Security                          0.2
Entertainment                                                     0.2
Media-Cable                                                       0.2
Food/Beverage                                                     0.2
Paper Packaging                                                   0.2
Life Insurance                                                    0.2
Noncaptive-Diversified Finance                                    0.2
Housewares & Specialties                                          0.2
Consumer Electronics                                              0.2
Retailers                                                         0.2
Health Care Facilities                                            0.2
Computer Storage & Peripherals                                    0.1
Drug Retail                                                       0.1
Environmental & Facilities Services                               0.1
Metals                                                            0.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/07
                                        (continued from previous page)
Other                                                             0.1
Office Services & Supplies                                        0.1
Railroads                                                         0.1
Advertising                                                       0.1
REITS                                                             0.1
Other Utilities                                                   0.0*
Pipelines                                                         0.0*
Supermarkets                                                      0.0*
Refining                                                          0.0*
Chemicals                                                         0.0*
Integrated Energy                                                 0.0*
Airlines                                                          0.0*
Environmental                                                     0.0*
                                                                -----
Total Long-Term Investments                                      94.6
Total Short-Term Investments                                      5.9
                                                                -----
Total Investments                                               100.5
Liabilities in Excess of Other Assets                            (0.5)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                               BEGINNING           ENDING         EXPENSES PAID
                                             ACCOUNT VALUE      ACCOUNT VALUE    DURING PERIOD*
                                           -----------------------------------------------------
                                                7/1/07            12/31/07       7/1/07-12/31/07
Class A
  Actual.................................      $1,000.00          $  976.70           $3.79
  Hypothetical...........................       1,000.00           1,021.37            3.87
  (5% annual return before expenses)
Class B
  Actual.................................       1,000.00             975.22            4.93
  Hypothetical...........................       1,000.00           1,020.21            5.04
  (5% annual return before expenses)
Class C
  Actual.................................       1,000.00             972.67            7.51
  Hypothetical...........................       1,000.00           1,017.59            7.68
  (5% annual return before expenses)
Class R
  Actual.................................       1,000.00             974.47            5.03
  Hypothetical...........................       1,000.00           1,020.11            5.14
  (5% annual return before expenses)
Class I
  Actual.................................       1,000.00             977.89            2.54
  Hypothetical...........................       1,000.00           1,022.63            2.60
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.76%, 0.99%, 1.51%, 1.01% and 0.51% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Class B expense ratio reflects actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007


DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  58.8%
AEROSPACE & DEFENSE  0.9%
Raytheon Co. ...............................................   2,874,200   $   174,463,940
                                                                           ---------------

AUTOMOBILE MANUFACTURERS  0.3%
Honda Motor Co. Ltd.--ADR (Japan)...........................   1,740,800        57,690,112
                                                                           ---------------

BIOTECHNOLOGY  0.3%
Applera Corp. ..............................................   1,667,070        56,547,014
                                                                           ---------------

BROADCASTING & CABLE TV  0.4%
Comcast Corp., Class A (a)..................................   4,117,800        75,191,028
                                                                           ---------------

COMMUNICATIONS EQUIPMENT  1.0%
Alcatel-Lucent, SA--ADR (France)............................  16,968,800       124,211,616
Cisco Systems, Inc. (a).....................................   2,475,400        67,009,078
                                                                           ---------------
                                                                               191,220,694
                                                                           ---------------
COMPUTER HARDWARE  0.7%
Hewlett-Packard Co. ........................................   2,553,500       128,900,680
                                                                           ---------------

COMPUTER STORAGE & PERIPHERALS  0.1%
EMC Corp. (a)...............................................   1,433,200        26,557,196
                                                                           ---------------

CONSUMER ELECTRONICS  0.2%
Sony Corp.--ADR (Japan).....................................     586,500        31,846,950
                                                                           ---------------

DIVERSIFIED CHEMICALS  2.8%
Bayer AG--ADR (Germany).....................................   5,139,000       466,235,775
Du Pont (E.I.) de Nemours & Co. ............................   1,428,500        62,982,565
                                                                           ---------------
                                                                               529,218,340
                                                                           ---------------
DRUG RETAIL  0.1%
Rite Aid Corp. (a)..........................................   8,846,070        24,680,535
                                                                           ---------------

ELECTRIC UTILITIES  3.5%
American Electric Power Co., Inc. ..........................   5,137,500       239,202,000
Entergy Corp. ..............................................   2,351,500       281,051,280
FirstEnergy Corp. ..........................................   2,103,700       152,181,658
                                                                           ---------------
                                                                               672,434,938
                                                                           ---------------
GOLD  0.9%
Newmont Mining Corp. .......................................   3,686,000       179,987,380
                                                                           ---------------

HEALTH CARE EQUIPMENT  0.8%
Boston Scientific Corp. (a).................................   5,685,800        66,125,854
Covidien Ltd. (Bermuda).....................................   1,884,050        83,444,575
                                                                           ---------------
                                                                               149,570,429
                                                                           ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued


DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
HOME IMPROVEMENT RETAIL  0.3%
Home Depot, Inc. ...........................................   2,028,600   $    54,650,484
                                                                           ---------------

HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. .......................................     905,200        62,766,568
Procter & Gamble Co. .......................................   2,051,600       150,628,472
                                                                           ---------------
                                                                               213,395,040
                                                                           ---------------
HYPERMARKETS & SUPER CENTERS  1.9%
Wal-Mart Stores, Inc. ......................................   7,637,000       362,986,610
                                                                           ---------------

INDUSTRIAL CONGLOMERATES  3.4%
General Electric Co. .......................................   7,217,800       267,563,846
Siemens AG--ADR (Germany)...................................   1,872,600       294,672,336
Tyco International Ltd. (Bermuda)...........................   2,354,050        93,338,083
                                                                           ---------------
                                                                               655,574,265
                                                                           ---------------
INSURANCE BROKERS  1.4%
Marsh & McLennan Cos., Inc. ................................   9,948,700       263,342,089
                                                                           ---------------

INTEGRATED OIL & GAS  4.3%
ConocoPhillips..............................................   2,302,400       203,301,920
Exxon Mobil Corp. ..........................................   1,631,500       152,855,235
Marathon Oil Corp. .........................................     614,400        37,392,384
Occidental Petroleum Corp. .................................   2,555,300       196,732,547
Royal Dutch Shell PLC--ADR (United Kingdom).................   2,903,100       244,441,020
                                                                           ---------------
                                                                               834,723,106
                                                                           ---------------
INTEGRATED TELECOMMUNICATION SERVICES  2.7%
Embarq Corp. ...............................................   1,229,343        60,889,359
France Telecom--ADR (France)................................   3,521,700       125,478,171
Verizon Communications, Inc. ...............................   7,655,512       334,469,319
                                                                           ---------------
                                                                               520,836,849
                                                                           ---------------
INTERNET SOFTWARE & SERVICES  0.7%
Yahoo!, Inc. (a)............................................   5,964,300       138,729,618
                                                                           ---------------

INVESTMENT BANKING & BROKERAGE  2.0%
Bear Stearns Cos., Inc. ....................................   1,417,628       125,105,671
Charles Schwab Corp. .......................................   5,009,740       127,998,857
Lehman Brothers Holdings, Inc. .............................     676,600        44,276,704
Merrill Lynch & Co., Inc. ..................................   1,471,600        78,995,488
                                                                           ---------------
                                                                               376,376,720
                                                                           ---------------
LIFE & HEALTH INSURANCE  0.3%
Aegon NV (Netherlands)......................................   3,050,400        53,473,512
Conseco, Inc. (a)...........................................     821,940        10,323,566
                                                                           ---------------
                                                                                63,797,078
                                                                           ---------------
MANAGED HEALTH CARE  0.2%
CIGNA Corp. ................................................     789,200        42,403,716
                                                                           ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued


DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  2.8%
Time Warner, Inc. ..........................................  16,734,200   $   276,281,642
Viacom, Inc., Class B (a)...................................   6,188,300       271,790,136
                                                                           ---------------
                                                                               548,071,778
                                                                           ---------------
MULTI-LINE INSURANCE  0.6%
Hartford Financial Services Group, Inc. ....................   1,368,500       119,319,515
                                                                           ---------------

OIL & GAS EQUIPMENT & SERVICES  1.0%
Schlumberger Ltd. (Netherlands Antilles)....................   1,861,400       183,105,918
                                                                           ---------------

OIL & GAS EXPLORATION & PRODUCTION  0.3%
Devon Energy Corp. .........................................     573,400        50,980,994
                                                                           ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.6%
Williams Cos., Inc. ........................................   3,024,400       108,213,032
                                                                           ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES  3.0%
Bank of America Corp. ......................................   2,389,195        98,578,186
Citigroup, Inc. ............................................   4,989,200       146,882,048
JPMorgan Chase & Co. .......................................   7,794,045       340,210,064
                                                                           ---------------
                                                                               585,670,298
                                                                           ---------------
PACKAGED FOODS & MEATS  3.2%
Cadbury Schweppes PLC--ADR (United Kingdom).................   3,469,223       171,275,539
ConAgra Foods, Inc. ........................................   2,547,000        60,593,130
Kraft Foods, Inc., Class A..................................   4,403,414       143,683,399
Unilever NV (Netherlands)...................................   6,747,800       246,024,788
                                                                           ---------------
                                                                               621,576,856
                                                                           ---------------
PERSONAL PRODUCTS  0.4%
Estee Lauder Cos., Inc., Class A............................   1,564,100        68,210,401
                                                                           ---------------

PHARMACEUTICALS  8.3%
Abbott Laboratories.........................................   5,581,500       313,401,225
Bristol-Myers Squibb Co. ...................................   8,651,200       229,429,824
Eli Lilly & Co. ............................................   3,795,500       202,641,745
Novartis AG--ADR (Switzerland)..............................   2,265,400       123,033,874
Pfizer, Inc. ...............................................   2,106,100        47,871,653
Roche Holdings AG--ADR (Switzerland)........................   1,667,200       144,019,905
Schering-Plough Corp. ......................................  12,541,818       334,114,032
Wyeth, Inc. ................................................   4,575,800       202,204,602
                                                                           ---------------
                                                                             1,596,716,860
                                                                           ---------------
PROPERTY & CASUALTY INSURANCE  2.2%
Chubb Corp. ................................................   3,481,316       190,010,228
Travelers Cos., Inc. .......................................   4,215,049       226,769,636
                                                                           ---------------
                                                                               416,779,864
                                                                           ---------------
REGIONAL BANKS  0.6%
PNC Financial Services Group, Inc. .........................   1,632,200       107,153,930
                                                                           ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued


DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
RESTAURANTS  0.6%
McDonald's Corp. ...........................................   1,064,790   $    62,726,779
Starbucks Corp. (a).........................................   2,785,500        57,019,185
                                                                           ---------------
                                                                               119,745,964
                                                                           ---------------
SEMICONDUCTORS  1.1%
Intel Corp. ................................................   6,175,700       164,644,162
Micron Technology, Inc. (a).................................   5,976,317        43,328,298
                                                                           ---------------
                                                                               207,972,460
                                                                           ---------------
SOFT DRINKS  1.2%
Coca-Cola Co. ..............................................   3,812,700       233,985,399
                                                                           ---------------

SPECIALTY STORES  0.3%
Office Depot, Inc. (a)......................................   3,886,791        54,065,263
                                                                           ---------------

SYSTEMS SOFTWARE  0.5%
Oracle Corp. (a)............................................   1,451,700        32,779,386
Symantec Corp. (a)..........................................   4,151,700        67,008,438
                                                                           ---------------
                                                                                99,787,824
                                                                           ---------------
THRIFTS & MORTGAGE FINANCE  0.7%
Federal Home Loan Mortgage Corp. ...........................   4,046,200       137,854,034
                                                                           ---------------

TOBACCO  0.9%
Altria Group, Inc. .........................................   2,286,500       172,813,670
                                                                           ---------------

WIRELESS TELECOMMUNICATION SERVICES  0.2%
Sprint Nextel Corp., Ser 1..................................   3,672,711        48,222,695
                                                                           ---------------

TOTAL COMMON STOCKS  58.8%..............................................    11,305,371,566
                                                                           ---------------

CONVERTIBLE PREFERRED STOCKS  3.1%
ADVERTISING  0.1%
Interpublic Group of Cos., Inc., Ser B (b)..................      13,700        11,293,937
                                                                           ---------------

AUTOMOBILE MANUFACTURERS  0.2%
Ford Motor Co. Capital Trust II.............................   1,404,300        46,166,362
                                                                           ---------------

COMMUNICATIONS EQUIPMENT  0.5%
Lucent Technologies Capital Trust I.........................     105,100        91,975,638
                                                                           ---------------

HEALTH CARE FACILITIES  0.2%
HEALTHSOUTH Corp., Ser A (b)................................      27,000        24,597,000
HEALTHSOUTH Corp., Ser A....................................       6,800         6,194,800
                                                                           ---------------
                                                                                30,791,800
                                                                           ---------------
HEALTH CARE SERVICES  0.1%
Omnicare Capital Trust II...................................     600,000        21,150,000
                                                                           ---------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued


DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I....................................     709,300   $    32,539,138
                                                                           ---------------

OFFICE SERVICES & SUPPLIES  0.1%
Avery Dennison Corp. .......................................     289,900        15,292,225
                                                                           ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.1%
El Paso Energy Capital Trust I..............................     820,900        29,757,625
                                                                           ---------------

PHARMACEUTICALS  0.5%
Schering-Plough Corp. ......................................     362,520        88,047,045
                                                                           ---------------

THRIFTS & MORTGAGE FINANCE  1.1%
Federal National Mortgage Association.......................       1,177        99,808,423
Sovereign Capital Trust IV..................................   2,044,900        67,737,312
Washington Mutual Capital Trust 2001........................   1,211,000        37,371,460
Washington Mutual, Inc. ....................................      18,200        15,663,375
                                                                           ---------------
                                                                               220,580,570
                                                                           ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS  3.1%................................       587,594,340
                                                                           ---------------

INVESTMENT COMPANIES  0.6%
iShares MSCI Japan Index Fund...............................   8,117,200       107,877,588
                                                                           ---------------

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            CONVERTIBLE CORPORATE OBLIGATIONS  11.5%
            AEROSPACE & DEFENSE 0.4%
$  63,000   L-3 Communications Corp. (Convertible
            into 616,694 common shares)............        3.000%   08/01/35     $    76,466,250
                                                                                 ---------------

            AUTOMOTIVE  0.2%
   47,669   Ford Motor Co. (Convertible into
            5,181,415 common shares)...............        4.250    12/15/36          47,609,414
                                                                                 ---------------

            BANKING 0.5%
   90,963   US Bancorp (Convertible into 2,221,862
            common shares) (b)(c)..................        3.115    02/06/37          90,835,652
                                                                                 ---------------

            BIOTECHNOLOGY  1.3%
   72,500   Amgen, Inc. (Convertible into 912,152
            common shares).........................        0.375    02/01/13          64,071,875
   72,500   Amgen, Inc. (Convertible into 912,152
            common shares) (b).....................        0.375    02/01/13          64,071,875

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            BIOTECHNOLOGY (CONTINUED)
$  54,800   Imclone Systems, Inc. (Convertible into
            578,759 common shares).................        1.375%   05/15/24     $    51,854,500
   58,000   Invitrogen Corp. (Convertible into
            568,487 common shares).................        1.500    02/15/24          61,480,000
   13,636   Invitrogen Corp. (Convertible into
            138,787 common shares).................        3.250    06/15/25          15,920,030
                                                                                 ---------------
                                                                                     257,398,280
                                                                                 ---------------
            BROADCASTING & CABLE TV  0.1%
   21,235   Sinclair Broadcast Group, Inc.
            (Convertible into 930,849 common
            shares)................................        6.000    09/15/12          19,536,200
                                                                                 ---------------

            COMMUNICATIONS EQUIPMENT  0.5%
   45,000   JDS Uniphase Corp. (Convertible into
            1,138,662 common shares)...............          *      11/15/10          42,975,000
   34,000   JDS Uniphase Corp. (Convertible into
            1,122,112 common shares) (b)...........        1.000    05/15/26          27,370,000
   21,464   Nortel Networks Corp. (Convertible into
            214,640 common shares) (Canada)........        4.250    09/01/08          21,168,870
                                                                                 ---------------
                                                                                      91,513,870
                                                                                 ---------------
            COMPUTER & ELECTRONICS RETAIL  0.2%
   36,600   Best Buy, Inc. (Convertible into
            795,651 common shares).................        2.250    01/15/22          44,194,500
                                                                                 ---------------

            DIVERSIFIED BANKS  0.5%
   92,200   Lehman Brothers Holdings, Inc.
            (Convertible into 797,235 common
            shares)................................        1.500    03/23/12          88,097,100
                                                                                 ---------------

            ELECTRIC UTILITIES  0.5%
    2,000   Centerpoint Energy, Inc. (Convertible
            into 48,927 Time Warner, Inc. common
            shares) (d)............................        2.000    09/15/29          65,160,000
   10,065   PG & E Corp. (Convertible into 667,117
            common shares).........................        9.500    06/30/10          30,849,225
                                                                                 ---------------
                                                                                      96,009,225
                                                                                 ---------------
            ENTERTAINMENT  0.2%
   36,400   International Game Technology
            (Convertible into 589,225 common
            shares)................................        2.600    12/15/36          37,128,000
                                                                                 ---------------

            ENVIRONMENTAL & FACILITIES SERVICES  0.1%
   22,000   Allied Waste Industries, Inc.
            (Convertible into 1,076,847 common
            shares)................................        4.250    04/15/34          20,570,000
                                                                                 ---------------

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            HEALTH CARE  1.2%
$  18,061   Affymetrix, Inc. (Convertible into 599,
            609 common shares).....................        3.500%   01/15/38     $    19,438,151
   23,000   AMERIGROUP Corp. (Convertible into
            540,762 common shares).................        2.000    05/15/12          25,213,750
   54,290   Beckman Coulter, Inc. (Convertible into
            731,547 common shares) (b).............        2.500    12/15/36          63,315,713
   14,000   Edwards Lifesciences Corp. (Convertible
            into 256,129 common shares)............        3.875    05/15/33          14,192,500
   52,275   Health Management Associates, Inc.
            (Convertible into 3,753,910 common
            shares)................................        1.500    08/01/23          51,490,875
   46,059   LifePoint Hospitals, Inc. (Convertible
            into 889,376 common shares)............        3.500    05/15/14          41,165,231
   15,976   Wright Medical Group, Inc. (Convertible
            into 489,311 common shares)............        2.625    12/01/14          17,254,080
                                                                                 ---------------
                                                                                     232,070,300
                                                                                 ---------------
            HEALTH CARE EQUIPMENT  0.5%
   22,700   Advanced Medical Optics, Inc.
            (Convertible into 451,832 common
            shares)................................        2.500    07/15/24          20,713,750
   50,000   Medtronic, Inc., Ser B (Convertible
            into 808,980 common shares)............        1.250    09/15/21          50,125,000
   15,957   Medtronic, Inc. (Convertible into
            284,536 common shares).................        1.500    04/15/11          17,113,882
                                                                                 ---------------
                                                                                      87,952,632
                                                                                 ---------------
            HEALTH CARE SERVICES  0.2%
   66,278   Omnicare, Inc. (Convertible into
            831,279 common shares).................        3.250    12/15/35          48,631,483
                                                                                 ---------------

            INDUSTRIAL CONGLOMERATES  0.3%
   64,000   3M Co., LYON (Convertible into 605,453
            common shares).........................          *      11/21/32          56,160,000
                                                                                 ---------------

            INTEGRATED TELECOMMUNICATION SERVICES  0.3%
   36,200   Level 3 Communications, Inc.
            (Convertible into 5,041,784 common
            shares)................................        2.875    07/15/10          31,765,500
   40,800   Level 3 Communications, Inc.
            (Convertible into 302,573 common
            shares)................................        6.000    03/15/10          36,516,000
                                                                                 ---------------
                                                                                      68,281,500
                                                                                 ---------------
            INVESTMENT BANKING & BROKERAGE  0.8%
   64,200   Goldman Sachs Group, Inc. (Convertible
            into 565,641 common shares)............        2.000    02/02/12          63,348,708
   90,500   Goldman Sachs Group, Inc. (Convertible
            into 763,069 common shares) (b)........        2.000    05/09/14          90,961,550
                                                                                 ---------------
                                                                                     154,310,258
                                                                                 ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE  0.2%
$  35,802   Conseco, Inc. (Convertible into
            1,342,897 common shares) (e)...........  3.500/0.000%   09/30/35     $    31,461,007
                                                                                 ---------------

            MEDIA-NONCABLE  0.3%
   35,490   Interpublic Group of Cos., Inc.
            (Convertible into 2,857,488 common
            shares)................................        4.500    03/15/23          36,199,800
      375   Tribune Co. (Convertible into 4,538
            Time Warner, Inc. common shares).......        2.000    05/15/29          18,838,725
                                                                                 ---------------
                                                                                      55,038,525
                                                                                 ---------------
            METALS  0.1%
   13,657   Newmont Mining Corp. (Convertible into
            295,561 common shares) (b).............        1.250    07/15/14          17,173,678
                                                                                 ---------------

            OTHER  0.1%
   18,209   Live Nation, Inc. (Convertible into
            670,810 common shares) (b).............        2.875    07/15/27          15,591,456
                                                                                 ---------------

            PAPER PACKAGING  0.2%
   35,800   Sealed Air Corp. (Convertible into
            517,084 common shares) (b).............        3.000    06/30/33          34,457,500
                                                                                 ---------------

            PHARMACEUTICALS  0.7%
   18,441   Charles River Laboratories
            International (Convertible into 376,818
            common shares) (b).....................        2.250    06/15/13          27,177,424
   12,435   St. Jude Medical, Inc. (Convertible
            into 238,878 common shares) (b)........        1.220    12/15/08          12,528,262
   52,414   Teva Pharmaceutical Finance Co.
            (Convertible into 1,024,709 common
            shares) (Israel).......................        1.750    02/01/26          58,441,610
    2,488   Valeant Pharmaceuticals International
            (Convertible into 78,704 common shares)
            (b)....................................        4.000    11/15/13           2,102,360
   40,000   Watson Pharmaceuticals, Inc.
            (Convertible into 998,752 common
            shares)................................        1.750    03/15/23          38,100,000
                                                                                 ---------------
                                                                                     138,349,656
                                                                                 ---------------
            PHOTOGRAPHIC PRODUCTS  0.3%
   50,000   Eastman Kodak Co. (Convertible into
            1,611,865 common shares)...............        3.375    10/15/33          51,125,000
                                                                                 ---------------

            SEMICONDUCTORS  0.2%
   40,978   Xilinx, Inc. (Convertible into
            1,314,410 common shares) (b)...........        3.125    03/15/37          35,445,970
                                                                                 ---------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            TECHNOLOGY  1.6%
$  36,300   Amdocs Ltd. (Convertible into 841,837
            common shares) (Guernsey)..............        0.500%   03/15/24     $    37,071,375
   55,000   Electronic Data Systems Corp.
            (Convertible into 1,611,016 common
            shares)................................        3.875    07/15/23          54,931,250
   67,702   EMC Corp. (Convertible into 4,210,915
            common shares) (b).....................        1.750    12/01/11          91,820,837
   22,767   EMC Corp. (Convertible into 1,417,923
            common shares).........................        1.750    12/01/11          30,877,744
   36,420   Linear Technology Corp. (Convertible
            into 728,400 common shares) (b)........        3.000    05/01/27          34,826,625
   36,428   Lucent Technologies, Inc., Ser B
            (Convertible into 2,373,157 common
            shares)................................        2.875    06/15/25          30,280,775
   46,672   SanDisk Corp. (Convertible into 566,719
            common shares).........................        1.000    05/15/13          37,745,980
                                                                                 ---------------
                                                                                     317,554,586
                                                                                 ---------------

            TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  11.5%....................     2,212,962,042
                                                                                 ---------------

            UNITED STATES TREASURY OBLIGATIONS  9.4%
  134,525   United States Treasury Bonds...........        8.125    08/15/21         185,339,801
   23,665   United States Treasury Bonds...........        8.750    08/15/20          33,702,297
   28,000   United States Treasury Bonds...........        9.000    11/15/18          39,598,132
   25,000   United States Treasury Notes...........        2.625    03/15/09          24,859,400
  130,000   United States Treasury Notes...........        3.125    04/15/09         130,101,660
   54,000   United States Treasury Notes...........        3.250    01/15/09          54,109,728
   55,000   United States Treasury Notes...........        3.375    10/15/09          55,356,675
   70,000   United States Treasury Notes...........        3.500    08/15/09          70,486,780
   55,000   United States Treasury Notes...........        3.625    07/15/09          55,455,510
   50,000   United States Treasury Notes...........        3.625    06/15/10          50,699,250
   97,075   United States Treasury Notes...........        3.875    02/15/13          99,046,885
   45,000   United States Treasury Notes...........        4.000    06/15/09          45,601,200
   75,000   United States Treasury Notes...........        4.000    11/15/12          77,044,950
  155,000   United States Treasury Notes...........        4.000    02/15/14         158,402,870
  100,000   United States Treasury Notes...........        4.250    08/15/14         103,429,700
   20,000   United States Treasury Notes...........        4.500    02/15/09          20,307,820
  226,860   United States Treasury Notes...........        4.500    02/28/11         236,377,684
   50,000   United States Treasury Notes...........        4.625    02/29/12          52,484,400
   25,000   United States Treasury Notes...........        4.875    05/15/09          25,597,675
   72,340   United States Treasury Notes...........        5.750    08/15/10          77,211,665
   75,000   United States Treasury Notes...........        6.000    08/15/09          78,451,200
  133,000   United States Treasury Notes...........        6.500    02/15/10         142,258,130
                                                                                 ---------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS..........................     1,815,923,412
                                                                                 ---------------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            CORPORATE BONDS  5.5%
            AIRLINES  0.0%
$   3,648   America West Airlines, Inc., Class G...        7.100%   04/02/21     $     3,776,001
                                                                                 ---------------

            AUTOMOTIVE  0.0%
    3,730   DaimlerChrysler NA Holding Corp. ......        7.750    01/18/11           4,010,765
    1,500   DaimlerChrysler NA Holding Corp. ......        8.500    01/18/31           1,897,186
                                                                                 ---------------
                                                                                       5,907,951
                                                                                 ---------------
            BANKING  0.8%
    8,940   Bank of America Corp. .................        3.375    02/17/09           8,826,677
    7,305   Bank of America Corp. .................        5.750    12/01/17           7,335,462
    1,525   Bank of New York Co., Inc. ............        3.800    02/01/08           1,524,504
      505   Bank One Corp. ........................        6.000    02/17/09             509,642
    7,145   Citigroup, Inc. .......................        5.875    05/29/37           6,690,571
    3,250   Huntington National Bank...............        4.375    01/15/10           3,231,998
      790   JPMorgan Chase & Co. ..................        6.000    02/15/09             797,122
    5,480   JPMorgan Chase & Co. ..................        6.750    02/01/11           5,757,940
    4,116   JPMorgan Chase & Co. ..................        7.000    11/15/09           4,291,704
   10,385   Marshall & Ilsley Bank.................        3.800    02/08/08          10,371,749
    8,790   MBNA Corp. (c).........................        5.307    05/05/08           8,806,279
    5,730   Popular North America, Inc. ...........        5.650    04/15/09           5,787,862
   15,235   Sovereign Bancorp (c)..................        5.113    03/23/10          15,125,704
      675   Sovereign Bank.........................        4.000    02/01/08             674,384
   17,585   Unicredito Luxembourg Finance SA
            (Luxembourg) (b)(c)....................        5.142    10/24/08          17,553,716
   28,145   Wachovia Capital Trust III (d).........        5.800    08/29/49          25,166,640
    2,540   Washington Mutual Bank FA..............        5.500    01/15/13           2,256,114
    8,730   Washington Mutual, Inc. ...............        8.250    04/01/10           8,340,895
   13,835   Wells Fargo & Co. .....................        5.625    12/11/17          13,869,574
                                                                                 ---------------
                                                                                     146,918,537
                                                                                 ---------------
            BROKERAGE  0.6%
    6,300   Bear Stearns Co., Inc. ................        6.400    10/02/17           6,097,637
   46,000   Goldman Sachs Group, Inc. .............        0.250    08/30/08          61,756,840
   14,230   Goldman Sachs Group, Inc. .............        6.750    10/01/37          13,986,297
   15,765   Lehman Brothers Holdings, Inc. ........        6.875    07/17/37          15,461,114
    7,508   World Financial Properties (b).........        6.910    09/01/13           7,846,958
    2,803   World Financial Properties (b).........        6.950    09/01/13           2,932,612
                                                                                 ---------------
                                                                                     108,081,458
                                                                                 ---------------
            CHEMICALS  0.0%
    5,635   ICI Wilmington, Inc. ..................        4.375    12/01/08           5,628,480
                                                                                 ---------------

            DIVERSIFIED MANUFACTURING  0.3%
    7,815   Brascan Corp. (Canada).................        7.125    06/15/12           8,397,491
      775   Brascan Corp. (Canada).................        8.125    12/15/08             798,625
    4,900   Brookfield Asset Management, Inc.
            (Canada)...............................        5.800    04/25/17           4,941,939

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING (CONTINUED)
$   6,140   Cooper Industries, Inc. ...............        5.250%   11/15/12     $     6,332,053
   28,535   General Electric Co. ..................        5.250    12/06/17          28,528,665
    3,510   Textron Financial Corp. ...............        4.125    03/03/08           3,506,739
    9,030   Textron Financial Corp. ...............        5.125    02/03/11           9,280,348
                                                                                 ---------------
                                                                                      61,785,860
                                                                                 ---------------
            ELECTRIC  0.3%
    8,235   Arizona Public Service Co. ............        5.800    06/30/14           8,230,965
    7,100   Carolina Power & Light Co. ............        5.125    09/15/13           7,122,400
      700   Consumers Energy Co., Ser F............        4.000    05/15/10             684,495
      610   Consumers Energy Co., Ser N............        4.400    08/15/09             604,921
    4,300   Consumers Energy Co., Ser H............        4.800    02/17/09           4,290,979
    4,885   Detroit Edison Co. ....................        6.125    10/01/10           5,067,670
    4,205   Duquesne Light Co., Ser O..............        6.700    04/15/12           4,506,414
    3,630   Entergy Gulf States, Inc. .............        3.600    06/01/08           3,602,811
    3,340   Entergy Gulf States, Inc. (c)..........        5.523    12/01/09           3,319,025
    1,330   Indianapolis Power & Light Co. (b).....        6.300    07/01/13           1,393,357
    4,500   NiSource Finance Corp. (c).............        5.585    11/23/09           4,458,533
    4,650   Ohio Edison Co. .......................        6.400    07/15/16           4,769,849
    9,035   Ohio Power Co., Ser K..................        6.000    06/01/16           9,147,938
    1,255   Public Service Electric & Gas..........        5.000    01/01/13           1,249,032
                                                                                 ---------------
                                                                                      58,448,389
                                                                                 ---------------
            ELECTRIC UTILITIES  0.0%
    2,420   CenterPoint Energy Resources Corp. ....        6.250    02/01/37           2,329,969
    1,805   CenterPoint Energy Resources Corp., Ser
            B......................................        7.875    04/01/13           1,984,009
                                                                                 ---------------
                                                                                       4,313,978
                                                                                 ---------------
            ENVIRONMENTAL  0.0%
    1,855   Waste Management, Inc. ................        7.375    08/01/10           1,960,579
                                                                                 ---------------

            FOOD/BEVERAGE  0.2%
    2,385   ConAgra, Inc. .........................        7.000    10/01/28           2,537,783
    4,915   ConAgra, Inc. .........................        8.250    09/15/30           5,838,632
    9,000   FBG Finance Ltd. (Australia) (b).......        5.125    06/15/15           8,764,146
    9,585   Miller Brewing Co. (b).................        4.250    08/15/08           9,544,733
    7,175   Yum! Brands, Inc. .....................        8.875    04/15/11           7,919,887
                                                                                 ---------------
                                                                                      34,605,181
                                                                                 ---------------
            HEALTH CARE  0.1%
    4,115   UnitedHealth Group, Inc. ..............        4.125    08/15/09           4,092,174
    6,175   UnitedHealth Group, Inc. (c)...........        5.203    03/02/09           6,174,277
    2,265   Wellpoint, Inc. .......................        4.250    12/15/09           2,239,741
                                                                                 ---------------
                                                                                      12,506,192
                                                                                 ---------------
            INTEGRATED ENERGY  0.0%
    5,000   Niagara Mohawk Power Corp., Ser G......        7.750    10/01/08           5,100,505
                                                                                 ---------------

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            LIFE INSURANCE  0.2%
$   5,000   American General Corp. ................        7.500%   08/11/10     $     5,352,195
    3,985   AXA Financial, Inc. ...................        6.500    04/01/08           4,003,287
    1,145   John Hancock Financial Services,
            Inc. ..................................        5.625    12/01/08           1,156,463
      730   John Hancock Global Funding II (b).....        7.900    07/02/10             796,486
    3,155   Nationwide Financial Services, Inc. ...        6.250    11/15/11           3,321,798
    4,865   Platinum Underwriters Finance, Inc.,
            Ser B..................................        7.500    06/01/17           5,028,444
    3,395   Prudential Financial, Inc. ............        6.625    12/01/37           3,434,688
   10,335   Xlliac Global Funding (b)..............        4.800    08/10/10          10,402,984
                                                                                 ---------------
                                                                                      33,496,345
                                                                                 ---------------
            MEDIA-CABLE  0.2%
    3,525   Comcast Cable Communications, Inc. ....        6.750    01/30/11           3,687,883
    6,325   Comcast Cable Communications, Inc. ....        7.125    06/15/13           6,769,464
   10,000   Cox Communications, Inc. ..............        7.250    11/15/15          10,860,950
   15,240   Time Warner, Inc. (c)..................        5.109    11/13/09          14,871,619
                                                                                 ---------------
                                                                                      36,189,916
                                                                                 ---------------
            MEDIA-NONCABLE  0.1%
    9,755   Viacom, Inc. ..........................        6.875    04/30/36           9,812,057
                                                                                 ---------------

            NONCAPTIVE-CONSUMER FINANCE  0.2%
    5,800   American General Finance Corp. ........        4.625    05/15/09           5,786,300
    6,760   American General Finance Corp. ........        4.625    09/01/10           6,709,821
    6,230   Countrywide Home Loans, Inc. ..........        3.250    05/21/08           5,630,331
    2,385   Household Finance Corp. ...............        4.125    12/15/08           2,363,702
    2,900   Household Finance Corp. ...............        4.125    11/16/09           2,868,065
    1,340   Household Finance Corp. ...............        5.875    02/01/09           1,351,673
    6,316   Household Finance Corp. ...............        6.375    10/15/11           6,512,958
    3,285   Household Finance Corp. ...............        6.400    06/17/08           3,300,686
    7,060   Household Finance Corp. ...............        6.750    05/15/11           7,329,275
    1,925   Household Finance Corp. ...............        8.000    07/15/10           2,052,980
    2,500   Washington Mutual Preferred Funding II
            (b)(d).................................        6.665    12/31/49           1,477,150
                                                                                 ---------------
                                                                                      45,382,941
                                                                                 ---------------
            NONCAPTIVE-DIVERSIFIED FINANCE  0.2%
    7,765   Capmark Financial Group, Inc. (b)......        5.875    05/10/12           6,152,054
    3,100   Capmark Financial Group, Inc. (b)......        6.300    05/10/17           2,314,674
    4,015   CIT Group, Inc. .......................        4.750    08/15/08           3,977,942
    2,925   General Electric Capital Corp. ........        4.250    12/01/10           2,919,077
    2,420   General Electric Capital Corp. ........        4.750    09/15/14           2,395,710
    4,750   General Electric Capital Corp. ........        5.875    02/15/12           4,953,552
   10,165   Nationwide Building Society (United
            Kingdom) (b)...........................        4.250    02/01/10          10,160,781
                                                                                 ---------------
                                                                                      32,873,790
                                                                                 ---------------
            OTHER UTILITIES  0.1%
    9,205   Plains All American Pipeline...........        6.700    05/15/36           9,280,021
                                                                                 ---------------

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            PIPELINES  0.0%
$   3,075   Consolidated Natural Gas Co., Ser C....        6.250%   11/01/11     $     3,199,027
    4,610   Texas Eastern Transmission Corp. ......        7.000    07/15/32           5,175,559
                                                                                 ---------------
                                                                                       8,374,586
                                                                                 ---------------
            PROPERTY & CASUALTY INSURANCE  0.3%
   25,830   AIG SunAmerica Global Financing VI
            (b)....................................        6.300    05/10/11          26,853,824
    9,355   Catlin Insurance Co. Ltd. (Bermuda)
            (b)(d).................................        7.249    12/01/49           8,566,972
   10,871   Farmers Exchange Capital (b)...........        7.050    07/15/28          10,776,368
    2,790   Farmers Insurance Exchange Surplus
            (b)....................................        8.625    05/01/24           3,114,008
    6,330   Mantis Reef Ltd. (Cayman Islands)
            (b)....................................        4.692    11/14/08           6,353,636
    5,240   Two-Rock Pass Through Trust (Bermuda)
            (b)(c).................................        5.826    02/11/49           2,096,000
                                                                                 ---------------
                                                                                      57,760,808
                                                                                 ---------------
            RAILROADS  0.1%
    5,760   Burlington Northern Santa Fe Corp. ....        6.125    03/15/09           5,837,610
    5,000   CSX Corp. .............................        6.750    03/15/11           5,250,535
    2,285   Union Pacific Corp. ...................        6.625    02/01/08           2,287,767
                                                                                 ---------------
                                                                                      13,375,912
                                                                                 ---------------
            REFINING  0.0%
    6,275   Valero Energy Corp. ...................        3.500    04/01/09           6,169,894
                                                                                 ---------------

            REITS  0.1%
   12,195   iStar Financial, Inc. (c)..............        5.496    03/09/10          10,941,147
                                                                                 ---------------

            RETAILERS  0.2%
    2,240   CVS Caremark Corp. ....................        5.750    08/15/11           2,296,376
    1,715   CVS Caremark Corp. ....................        5.750    06/01/17           1,729,149
    8,170   CVS Lease Pass-Through Trust (b).......        6.036    12/10/28           7,867,215
    2,890   Federated Department Stores, Inc. .....        6.300    04/01/09           2,913,036
    4,000   Federated Department Stores, Inc. .....        6.625    09/01/08           4,031,100
   13,000   Home Depot, Inc. (c)...................        5.115    12/16/09          12,741,963
                                                                                 ---------------
                                                                                      31,578,839
                                                                                 ---------------
            SUPERMARKETS  0.0%
    3,655   Fred Meyer, Inc. ......................        7.450    03/01/08           3,667,950
    3,700   Kroger Co., Ser B                              7.250    06/01/09           3,807,400
                                                                                 ---------------
                                                                                       7,475,350
                                                                                 ---------------
            TECHNOLOGY  0.0%
    4,720   LG Electronics, Inc. (South Korea)
            (b)....................................        5.000    06/17/10           4,727,425
                                                                                 ---------------

            THRIFTS & MORTGAGE FINANCE  1.1%
   85,000   Federal Home Loan Mortgage Corp. ......        5.500    08/23/17          91,374,405
  105,000   Federal National Mortgage
            Association............................        5.375    06/12/17         111,746,145
   10,425   Federal National Mortgage
            Association............................        6.625    11/15/30          12,906,077
                                                                                 ---------------
                                                                                     216,026,627
                                                                                 ---------------

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            WIRELINE  0.4%
$     253   AT&T Corp. ............................        7.300%   11/15/11     $       274,359
    4,680   AT&T Corp. ............................        8.000    11/15/31           5,764,379
   14,070   AT&T, Inc. ............................        6.300    01/15/38          14,343,507
   10,575   France Telecom, SA (France)............        8.500    03/01/31          13,751,846
    3,000   GTE Corp. .............................        7.510    04/01/09           3,087,765
    4,700   SBC Communications, Inc. ..............        6.150    09/15/34           4,707,450
    8,730   Sprint Capital Corp. ..................        8.750    03/15/32           9,866,890
    1,025   Telecom Italia Capital, Ser A
            (Luxembourg)...........................        4.000    11/15/08           1,011,975
   10,060   Telecom Italia Capital (Luxembourg)....        4.000    01/15/10           9,857,834
    1,575   Telecom Italia Capital (Luxembourg)....        4.875    10/01/10           1,567,787
    9,335   Telefonica Europe (Netherlands)........        8.250    09/15/30          11,559,400
      365   Verizon New England, Inc. .............        6.500    09/15/11             383,566
                                                                                 ---------------
                                                                                      76,176,758
                                                                                 ---------------

            TOTAL CORPORATE BONDS  5.5%.......................................     1,048,675,527
                                                                                 ---------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  3.7%
    7,601   American Home Mortgage Assets (c)......        5.055    06/25/47           7,136,192
   16,335   American Home Mortgage Assets (c)......        5.125    10/25/46          14,962,238
   11,606   American Home Mortgage Assets (c)......        5.165    06/25/47           9,373,335
   24,932   American Home Mortgage Assets (c)......        5.758    11/25/46          23,982,061
   18,330   American Home Mortgage Investment Trust
            (c)....................................        5.055    03/25/46          16,725,304
    7,223   American Home Mortgage Investment Trust
            (c)....................................        5.065    03/25/46           6,753,208
    5,025   American Home Mortgage Investment Trust
            (c)....................................        5.245    03/25/46           3,824,091
    5,561   American Home Mortgage Investment Trust
            (c)....................................        5.305    11/25/45           4,508,277
   17,775   Banc of America Commercial Mortgage,
            Inc. (d)...............................        5.658    06/10/49          18,207,400
   14,300   Banc of America Commercial Mortgage,
            Inc. (d)...............................        5.688    04/10/49          14,702,034
   20,000   Banc of America Commercial Mortgage,
            Inc. (d)...............................        5.745    07/10/17          20,663,008
   14,625   Bear Stearns Commercial Mortgage
            Securities (d).........................        5.712    06/11/40          15,078,085
    9,249   Bear Stearns Mortgage Funding Trust
            (c)....................................        5.075    07/25/36           8,733,270
    6,890   Bear Stearns Mortgage Funding Trust
            (c)....................................        5.115    07/25/36           6,379,041
   15,675   Citigroup Commercial Mortgage Trust
            (d)....................................        5.700    12/10/49          16,149,761

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  18,000   Commercial Mortgage Pass-Through
            Certificates (d).......................        5.816%   12/10/49     $    18,690,116
   31,633   Countrywide Alternative Loan Trust
            (c)....................................        5.045   04/25/47 to        29,550,319
                                                                    08/25/47
   15,808   Countrywide Alternative Loan Trust
            (c)....................................        5.095    06/25/47          14,305,863
   29,560   Countrywide Alternative Loan Trust
            (c)....................................        5.115   10/25/46 to        27,480,055
                                                                    09/25/47
   10,360   Countrywide Alternative Loan Trust
            (c)....................................        5.135    12/25/46           8,377,078
    3,458   Countrywide Alternative Loan Trust
            (c)....................................        5.155    06/25/47           3,291,749
   14,136   Countrywide Alternative Loan Trust
            (c)....................................        5.165   12/25/35 to        12,532,656
                                                                    05/25/47
    3,000   Countrywide Alternative Loan Trust
            (c)....................................        5.199    12/20/46           2,388,000
    8,030   Countrywide Alternative Loan Trust
            (c)....................................        5.228    03/20/47           6,593,989
    4,734   Countrywide Alternative Loan Trust
            (c)....................................        5.238    10/25/35           4,631,521
   12,208   Countrywide Alternative Loan Trust
            (c)....................................        5.248    12/20/46           9,785,652
    1,175   Countrywide Alternative Loan Trust
            (c)....................................        5.328    11/20/35           1,071,557
    6,103   Countrywide Alternative Loan Trust
            (c)....................................        5.565    02/25/37           5,138,908
   16,792   Countrywide Alternative Loan Trust
            (c)....................................        6.288    11/25/35          16,432,589
    9,875   Credit Suisse Mortgage Capital
            Certificates (d).......................        5.723    06/15/39          10,174,103
   30,988   Downey Savings & Loan Association
            Mortgage Loan Trust (c)................        5.105    04/19/38          29,027,256
   18,753   Downey Savings & Loan Association
            Mortgage Loan Trust (c)................        6.119    08/19/45          15,971,322
   14,125   Greenpoint Mortgage Funding Trust
            (c)....................................        4.985    10/25/46          13,354,509
   20,845   Greenpoint Mortgage Funding Trust
            (c)....................................        5.005    10/25/46          19,752,992
    1,707   Greenpoint Mortgage Funding Trust
            (c)....................................        5.155    02/25/36           1,616,345
   11,300   Greenwich Capital Commercial Funding
            Corp. .................................        5.444    03/10/39          11,388,436
   11,400   GS Mortgage Securities Corp. II (d)....        5.799    08/10/45          11,813,471
    4,803   Harborview Mortgage Loan Trust (c).....        4.995    04/19/38           4,497,701
    8,322   Harborview Mortgage Loan Trust (c).....        5.145    11/19/36           7,881,054
    7,814   Harborview Mortgage Loan Trust (c).....        5.155    01/19/38           7,331,138
    4,000   Harborview Mortgage Loan Trust (c).....        5.158    11/19/36           3,756,049
    4,385   Harborview Mortgage Loan Trust (c).....        5.165    10/19/37           4,094,335
   26,973   Harborview Mortgage Loan Trust (c).....        5.228    10/19/46          24,714,210
    4,785   Harborview Mortgage Loan Trust (c).....        5.665    01/19/36           3,780,077
    8,736   Indymac Index Mortgage Loan Trust
            (c)....................................        5.085    04/25/46           8,206,032
   10,000   JPMorgan Chase Commercial Mortgage
            Securities Corp. ......................        5.440    06/12/47          10,058,784
   10,425   JPMorgan Chase Commercial Mortgage
            Securities Corp. (d)...................        5.746    02/12/49          10,743,078
   12,825   JPMorgan Chase Commercial Mortgage
            Securities Corp. (d)...................        5.818    06/15/49          13,296,058
    9,550   LB-UBS Commercial Mortgage Trust.......        5.430    02/15/40           9,610,600
    7,325   LB-UBS Commercial Mortgage Trust.......        5.858    07/15/40           7,590,774

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  13,412   Mastr Adjustable Rate Mortgages Trust
            (c)....................................        5.075%   04/25/46     $    12,494,006
   11,294   Mastr Adjustable Rate Mortgages Trust
            (c)....................................        5.715    05/25/47           5,975,232
    6,457   Residential Accredit Loans, Inc. (c)...        5.025    01/25/37           6,313,240
    6,860   Residential Accredit Loans, Inc. (c)...        5.215    12/25/45           6,607,050
    3,811   Residential Accredit Loans, Inc. (c)...        5.415    05/25/47           3,044,563
    1,851   Structured Adjustable Rate Mortgage
            Loan Trust (c).........................        5.175    07/25/35           1,736,362
   11,558   Structured Asset Mortgage Investments,
            Inc. (c)...............................        5.055    02/25/37          10,533,927
   34,654   Structured Asset Mortgage Investments,
            Inc. (c)...............................        5.095   07/25/36 to        31,928,143
                                                                    05/25/45
   12,571   Structured Asset Mortgage Investments,
            Inc. (c)...............................        5.145    07/25/36          10,533,255
    7,216   Structured Asset Mortgage Investments,
            Inc. (c)...............................        5.235    08/25/36           5,531,550
   15,875   Wachovia Bank Commercial Mortgage Trust
            (d)....................................        5.740    06/15/49          16,330,492
    5,150   Washington Mutual Mortgage Pass-Through
            Certificates (c).......................        5.215    06/25/46           4,163,676
   16,585   Washington Mutual Mortgage Pass-Through
            Certificates (c).......................        5.728    04/25/46          16,054,912
   13,083   Washington Mutual Mortgage Pass-Through
            Certificates (c).......................        6.237    10/25/45          12,825,674
                                                                                 ---------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  3.7%...................       720,177,763
                                                                                 ---------------

            ASSET BACKED SECURITIES  1.8%
    3,640   Bank of America Securities Auto
            Trust..................................        3.990    08/18/09           3,634,478
    3,289   Capital Auto Receivables Asset Trust...        4.050    07/15/09           3,286,157
   23,500   Capital Auto Receivables Asset Trust...        4.980    05/15/11          23,590,249
   24,825   Capital Auto Receivables Asset Trust
            (c)....................................        5.087    07/15/10          24,655,324
   26,750   Capital Auto Receivables Asset Trust
            (b)....................................        5.310    10/20/09          26,792,495
   12,550   Capital One Auto Finance Trust.........        5.070    07/15/11          12,585,983
   18,542   Caterpillar Financial Asset Trust......        5.570    05/25/10          18,662,139
    3,811   Chase Manhattan Auto Owner Trust.......        2.830    09/15/10           3,796,965
   16,200   CIT Equipment                                  5.070    02/20/10          16,204,576
   18,000   Citibank Credit Card Issuance Trust
            (c)....................................        4.873    03/22/12          17,905,054
   17,525   Citibank Credit Card Issuance Trust....        5.650    09/20/19          17,578,320
      857   CNH Equipment Trust....................        4.020    04/15/09             856,457
    7,882   CNH Equipment Trust....................        4.270    01/15/10           7,852,804
    9,947   CNH Equipment Trust....................        5.200    06/15/10           9,981,013

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                COUPON       MATURITY          VALUE
------------------------------------------------------------------------------------------------
            ASSET BACKED SECURITIES (CONTINUED)
$   2,481   Daimler Chrysler Auto Trust............        4.040%   09/08/09     $     2,478,476
    7,715   Ford Credit Auto Owner Trust...........        5.050    03/15/10           7,729,059
   24,000   Ford Credit Auto Owner Trust...........        5.260    10/15/10          24,112,954
    5,392   GE Equipment Small Ticket LLC (b)......        4.380    07/22/09           5,388,296
    9,915   GE Equipment Small Ticket LLC (b)......        4.880    10/22/09           9,931,700
   19,900   GS Auto Loan Trust.....................        5.370    12/15/10          19,995,377
    5,422   Harley-Davidson Motorcycle Trust.......        3.560    02/15/12           5,377,875
   13,035   Harley-Davidson Motorcycle Trust.......        3.760    12/17/12          12,917,963
    9,756   Harley-Davidson Motorcycle Trust.......        4.070    02/15/12           9,709,831
   10,700   Hertz Vehicle Financing LLC (b)........        4.930    02/25/10          10,726,550
    3,120   Honda Auto Receivables Owner Trust.....        3.870    04/20/09           3,111,598
      545   Honda Auto Receivables Owner Trust.....        3.930    01/15/09             544,534
    9,080   Honda Auto Receivables Owner Trust.....        4.850    10/19/09           9,082,151
    3,685   Hyundai Auto Receivables Trust.........        3.980    11/16/09           3,670,245
    5,000   Lehman XS Trust (c)....................        5.035    04/25/46           4,841,919
    4,775   Lehman XS Trust (c)....................        5.265    11/25/46           3,777,051
    3,585   Merrill Auto Trust Securitization......        4.100    08/25/09           3,580,564
    4,994   Nissan Auto Receivables Owner Trust....        3.990    07/15/09           4,981,256
    9,900   TXU Electric Delivery Transition Bond
            Company LLC............................        4.810    11/15/12           9,901,427
    6,589   USAA Auto Owner Trust..................        3.580    02/15/11           6,583,014
    1,170   USAA Auto Owner Trust..................        3.900    07/15/09           1,168,851
    6,146   Volkswagen Auto Loan Enchanced Trust...        4.800    07/20/09           6,144,513
    2,026   Wachovia Auto Owners Trust.............        4.060    09/21/09           2,021,115
                                                                                 ---------------

            TOTAL ASSET BACKED SECURITIES  1.8%...............................       355,158,333
                                                                                 ---------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  0.2%
   10,467   Federal Home Loan Mortgage Corp. ......        5.965    01/01/37          10,634,806
   26,791   Federal National Mortgage
            Association............................        7.376    05/01/36          27,461,041
                                                                                 ---------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES..................        38,095,847
                                                                                 ---------------

TOTAL LONG-TERM INVESTMENTS  94.6%
  (Cost $16,097,466,342)......................................................   $18,191,836,418
                                                                                 ---------------

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

DESCRIPTION                                                                          VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  5.9%
REPURCHASE AGREEMENTS  5.7%
Banc of America Securities ($311,115,752 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.50%,
  dated 12/31/07, to be sold on 01/02/08 at $311,193,531)....................   $   311,115,752
Citigroup Global Markets, Inc. ($276,547,335 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.10%,
  dated 12/31/07, to be sold on 01/02/08 at $276,610,326)....................       276,547,335
State Street Bank & Trust Co. ($516,941,913 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 3.90%,
  dated 12/31/07, to be sold on 01/02/08 at $517,053,917)....................       516,941,913
                                                                                ---------------

TOTAL REPURCHASE AGREEMENTS..................................................     1,104,605,000
                                                                                ---------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.2%
Federal Home Loan Bank Discount Notes
  ($35,000,000 par, yielding 4.419%, 01/11/08 maturity)......................        34,965,910
United States Treasury Bill
  ($3,535,000 par, yielding 5.027%, 01/10/08 maturity) (f)...................         3,531,000
                                                                                ---------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS............................        38,496,910
                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,143,093,708)......................................................     1,143,101,910
                                                                                ---------------

TOTAL INVESTMENTS  100.5%
  (Cost $17,240,560,050).....................................................    19,334,938,328
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.5%)................................      (103,956,208)
                                                                                ---------------

NET ASSETS  100.0%...........................................................   $19,230,982,120
                                                                                ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) Floating Rate Coupon

(d) Variable Rate Coupon

(e) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

(f) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

REIT--Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2008
  (Current Notional Value of $210,250 per contract).........      561       $   98,544
U.S. Treasury Notes 5-Year Futures, March 2008
  (Current Notional Value of $110,281 per contract).........    2,917        2,137,931

SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008
  (Current Notional Value of $116,375 per contract).........    2,318           30,608
U.S. Treasury Notes 10-Year Futures, March 2008
  (Current Notional Value of $113,391 per contract).........      149          (91,995)
                                                                -----       ----------
                                                                5,945       $2,175,088
                                                                =====       ==========

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:
INTEREST RATE SWAPS

                                                  PAY/
                                                RECEIVE                         NOTIONAL
                                 FLOATING RATE  FLOATING   FIXED   EXPIRATION    AMOUNT
         COUNTERPARTY                INDEX        RATE     RATE       DATE       (000)        VALUE
Citibank, N.A., New York.......  USD-LIBOR BBA  Pay        5.457%   08/07/17    $100,000   $ 7,685,910
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA  Pay        5.489    08/02/17     100,000     8,027,314
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA  Pay        5.680    08/03/37      85,000    10,001,701
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA  Pay        5.686    08/03/37      80,000     9,424,074
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA  Pay        5.443    08/20/17     215,000    16,331,641
JP Morgan Chase Bank, N.A. ....  USD-LIBOR BBA  Pay        4.671    12/24/17      35,000       (12,116)
Lehman Brothers Special
 Financing, Inc., New York.....  USD-LIBOR BBA  Pay        5.610    08/09/37      80,000     8,479,199
                                                                                           -----------
TOTAL INTEREST RATE SWAPS...............................................................   $59,937,723
                                                                                           ===========

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $17,240,560,050)....................  $19,334,938,328
Swap Contracts..............................................       59,949,839
Cash........................................................              762
Receivables:
 Fund Shares Sold...........................................      109,927,992
 Interest...................................................       53,231,175
 Dividends..................................................       14,288,951
 Principal Paydowns.........................................           54,802
Other.......................................................          756,571
                                                              ---------------
   Total Assets.............................................   19,573,148,420
                                                              ---------------
LIABILITIES:
Payables:
 Investments Purchased......................................      230,966,457
 Fund Shares Repurchased....................................       51,537,339
 Cash Collateral............................................       45,020,208
 Investment Advisory Fee....................................        5,784,162
 Distributor and Affiliates.................................        5,330,183
 Variation Margin on Futures................................          533,344
Trustees' Deferred Compensation and Retirement Plans........          835,129
Swap Contracts..............................................           12,116
Accrued Expenses............................................        2,147,362
                                                              ---------------
   Total Liabilities........................................      342,166,300
                                                              ---------------
NET ASSETS..................................................  $19,230,982,120
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
 number of shares authorized)...............................  $17,105,900,829
Net Unrealized Appreciation.................................    2,156,491,089
Accumulated Undistributed Net Investment Income.............       (6,395,420)
Accumulated Net Realized Loss...............................      (25,014,378)
                                                              ---------------
NET ASSETS..................................................  $19,230,982,120
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $13,332,524,571 and 1,508,867,872 shares of
   beneficial interest issued and outstanding)..............  $          8.84
   Maximum sales charge (5.75% * of offering price).........             0.54
                                                              ---------------
   Maximum offering price to public.........................  $          9.38
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $2,978,301,938 and 343,255,235 shares of
   beneficial interest issued and outstanding)..............  $          8.68
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $2,334,402,025 and 267,767,410 shares of
   beneficial interest issued and outstanding)..............  $          8.72
                                                              ===============
 Class R Shares:
   Net asset value and offering price per share (Based on
   net assets of $192,905,672 and 21,739,776 shares of
   beneficial interest issued and outstanding)..............  $          8.87
                                                              ===============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $392,847,914 and 44,448,562 shares of
   beneficial interest issued and outstanding)..............  $          8.84
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $7,036,122)...............................................  $  312,988,558
Interest....................................................     283,147,943
                                                              --------------
    Total Income............................................     596,136,501
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................      33,318,709
  Class B...................................................      23,790,616
  Class C...................................................      23,776,329
  Class R...................................................         909,892
Investment Advisory Fee.....................................      68,197,420
Transfer Agent Fees.........................................      24,400,281
Accounting and Administrative Expenses......................       2,214,220
Reports to Shareholders.....................................       1,678,241
Custody.....................................................         618,127
Professional Fees...........................................         496,178
Trustees' Fees and Related Expenses.........................         358,797
Registration Fees...........................................         287,096
Other.......................................................         445,969
                                                              --------------
    Total Expenses..........................................     180,491,875
    Less Credits Earned on Cash Balances....................         419,013
                                                              --------------
    Net Expenses............................................     180,072,862
                                                              --------------
NET INVESTMENT INCOME.......................................  $  416,063,639
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  691,958,530
  Futures...................................................       5,096,551
  Swap Contracts............................................      (7,727,039)
                                                              --------------
Net Realized Gain...........................................     689,328,042
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,700,015,010
                                                              --------------
  End of the Period:
    Investments.............................................   2,094,378,278
    Futures.................................................       2,175,088
    Swap Contracts..........................................      59,937,723
                                                              --------------
                                                               2,156,491,089
                                                              --------------
Net Unrealized Depreciation During the Period...............    (543,523,921)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $  145,804,121
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  561,867,760
                                                              ==============

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   416,063,639     $   347,818,555
Net Realized Gain.....................................       689,328,042         649,950,008
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      (543,523,921)        983,486,999
                                                         ---------------     ---------------
Change in Net Assets from Operations..................       561,867,760       1,981,255,562
                                                         ---------------     ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (314,136,752)       (258,452,039)
  Class B Shares......................................       (60,605,068)        (49,507,825)
  Class C Shares......................................       (38,938,060)        (32,530,382)
  Class R Shares......................................        (3,874,901)         (2,517,017)
  Class I Shares......................................        (7,530,076)         (2,464,255)
                                                         ---------------     ---------------
                                                            (425,084,857)       (345,471,518)
                                                         ---------------     ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................      (516,851,742)       (541,233,870)
  Class B Shares......................................      (120,623,203)       (150,343,870)
  Class C Shares......................................       (92,742,571)       (100,398,199)
  Class R Shares......................................        (7,474,228)         (6,244,285)
  Class I Shares......................................       (14,154,458)         (5,362,950)
                                                         ---------------     ---------------
                                                            (751,846,202)       (803,583,174)
                                                         ---------------     ---------------
Total Distributions...................................    (1,176,931,059)     (1,149,054,692)
                                                         ---------------     ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (615,063,299)        832,200,870
                                                         ---------------     ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     4,004,331,761       3,834,045,478
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................     1,069,792,980       1,044,356,373
Cost of Shares Repurchased............................    (3,677,172,713)     (2,989,639,927)
                                                         ---------------     ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     1,396,952,028       1,888,761,924
                                                         ---------------     ---------------
TOTAL INCREASE IN NET ASSETS..........................       781,888,729       2,720,962,794
NET ASSETS:
Beginning of the Period...............................    18,449,093,391      15,728,130,597
                                                         ---------------     ---------------
End of the Period (Including accumulated undistributed
  net investment income of $(6,395,420) and
  $(8,406,256), respectively).........................   $19,230,982,120     $18,449,093,391
                                                         ===============     ===============

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                      -----------------------------------------------------------
                                      2007         2006         2005         2004        2003
                                    -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $    9.12    $    8.68    $    8.62    $   7.90    $   6.62
                                    ---------    ---------    ---------    --------    --------
  Net Investment Income...........       0.22(a)      0.20(a)      0.17        0.16        0.15
  Net Realized and Unrealized
    Gain..........................       0.08         0.86         0.49        0.75        1.30
                                    ---------    ---------    ---------    --------    --------
Total from Investment
  Operations......................       0.30         1.06         0.66        0.91        1.45
                                    ---------    ---------    ---------    --------    --------
Less:
  Distributions from Net
    Investment Income.............       0.22         0.20         0.18        0.18        0.17
  Distributions from Net Realized
    Gain..........................       0.36         0.42         0.42        0.01         -0-
                                    ---------    ---------    ---------    --------    --------
Total Distributions...............       0.58         0.62         0.60        0.19        0.17
                                    ---------    ---------    ---------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $    8.84    $    9.12    $    8.68    $   8.62    $   7.90
                                    =========    =========    =========    ========    ========

Total Return (b)..................      3.26%       12.53%        7.81%      11.77%      22.16%
Net Assets at End of the Period
  (In millions)...................  $13,332.5    $12,604.9    $10,376.7    $7,737.1    $5,198.4
Ratio of Expenses to Average Net
  Assets..........................      0.76%        0.78%        0.78%       0.80%       0.83%
Ratio of Net Investment Income to
  Average Net Assets..............      2.32%        2.29%        1.98%       1.97%       2.18%
Portfolio Turnover................        35%          39%          38%         42%         49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                         --------------------------------------------------------
                                         2007        2006        2005        2004        2003
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   8.97    $   8.55    $   8.49    $   7.79    $   6.53
                                       --------    --------    --------    --------    --------
  Net Investment Income..............      0.17(a)     0.13(a)     0.11        0.10        0.10
  Net Realized and Unrealized Gain...      0.08        0.84        0.49        0.73        1.28
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      0.25        0.97        0.60        0.83        1.38
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................      0.18        0.13        0.12        0.12        0.12
  Distributions from Net Realized
    Gain.............................      0.36        0.42        0.42        0.01         -0-
                                       --------    --------    --------    --------    --------
Total Distributions..................      0.54        0.55        0.54        0.13        0.12
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.68    $   8.97    $   8.55    $   8.49    $   7.79
                                       ========    ========    ========    ========    ========

Total Return (b).....................     2.71%(c)   11.66%       7.15%      10.85%      21.31%
Net Assets at End of the Period (In
  millions)..........................  $2,978.3    $3,270.4    $3,222.1    $3,076.3    $2,622.0
Ratio of Expenses to Average Net
  Assets.............................     1.25%(c)    1.53%       1.53%       1.55%       1.59%
Ratio of Net Investment Income to
  Average Net Assets.................     1.83%(c)    1.54%       1.22%       1.21%       1.43%
Portfolio Turnover...................       35%         39%         38%         42%         49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 8).

See Notes to Financial Statements                                             35

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS C SHARES                         --------------------------------------------------------
                                         2007        2006        2005        2004        2003
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   9.01    $   8.58    $   8.52    $   7.82    $   6.55
                                       --------    --------    --------    --------    --------
  Net Investment Income..............      0.14(a)     0.14(a)     0.11        0.10        0.10
  Net Realized and Unrealized Gain...      0.08        0.84        0.49        0.73        1.29
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....      0.22        0.98        0.60        0.83        1.39
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................      0.15        0.13        0.12        0.12        0.12
  Distributions from Net Realized
    Gain.............................      0.36        0.42        0.42        0.01         -0-
                                       --------    --------    --------    --------    --------
Total Distributions..................      0.51        0.55        0.54        0.13        0.12
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.72    $   9.01    $   8.58    $   8.52    $   7.82
                                       ========    ========    ========    ========    ========

Total Return (b).....................     2.41%      11.73%       7.12%      10.81%      21.40%(c)
Net Assets at End of the Period (In
  millions)..........................  $2,334.4    $2,267.4    $1,968.8    $1,561.6    $1,071.9
Ratio of Expenses to Average Net
  Assets.............................     1.51%       1.53%       1.53%       1.55%       1.59%
Ratio of Net Investment Income to
  Average Net Assets.................     1.57%       1.54%       1.22%       1.22%       1.44%(c)
Portfolio Turnover...................       35%         39%         38%         42%         49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

 36                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS R SHARES                                ----------------------------------------------
                                               2007      2006      2005      2004      2003
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 9.16    $ 8.72    $ 8.65    $ 7.93    $ 6.63
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................    0.19(a)   0.18(a)   0.15      0.15      0.15
  Net Realized and Unrealized Gain..........    0.08      0.86      0.50      0.74      1.30
                                              ------    ------    ------    ------    ------
Total from Investment Operations............    0.27      1.04      0.65      0.89      1.45
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................    0.20      0.18      0.16      0.16      0.15
  Distributions from Net Realized Gain......    0.36      0.42      0.42      0.01       -0-
                                              ------    ------    ------    ------    ------
Total Distributions.........................    0.56      0.60      0.58      0.17      0.15
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 8.87    $ 9.16    $ 8.72    $ 8.65    $ 7.93
                                              ======    ======    ======    ======    ======

Total Return (b)............................   2.87%    12.20%     7.65%    11.45%    22.15%
Net Assets at End of the Period (In
  millions).................................  $192.9    $151.8    $101.8    $ 40.8    $ 15.2
Ratio of Expenses to Average Net Assets.....   1.01%     1.03%     1.03%     1.05%     1.12%
Ratio of Net Investment Income to Average
  Net Assets................................   2.07%     2.04%     1.73%     1.72%     1.88%
Portfolio Turnover..........................     35%       39%       38%       42%       49%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             37

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                           DECEMBER 22, 2004
                                                YEAR ENDED DECEMBER 31,    (COMMENCEMENT OF
CLASS I SHARES                                 -------------------------    OPERATIONS) TO
                                                2007      2006     2005    DECEMBER 31, 2004
                                               ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 9.12    $ 8.69    $8.61         $8.58
                                               ------    ------    -----         -----
  Net Investment Income......................    0.24(a)   0.23(a)  0.17           -0-(c)
  Net Realized and Unrealized Gain...........    0.08      0.84     0.53          0.03
                                               ------    ------    -----         -----
Total from Investment Operations.............    0.32      1.07     0.70          0.03
                                               ------    ------    -----         -----
Less:
  Distributions from Net Investment Income...    0.24      0.22     0.20           -0-
  Distributions from Net Realized Gain.......    0.36      0.42     0.42           -0-
                                               ------    ------    -----         -----
Total Distributions..........................    0.60      0.64     0.62           -0-
                                               ------    ------    -----         -----
NET ASSET VALUE, END OF THE PERIOD...........  $ 8.84    $ 9.12    $8.69         $8.61
                                               ======    ======    =====         =====

Total Return (b).............................   3.52%    12.68%    8.33%         0.35%*
Net Assets at End of the Period (In
  millions)..................................  $392.8    $154.7    $58.7         $ 1.5
Ratio of Expenses to Average Net Assets......   0.51%     0.53%    0.55%         0.56%
Ratio of Net Investment Income to Average Net
  Assets.....................................   2.57%     2.53%    2.17%         1.20%
Portfolio Turnover...........................     35%       39%      38%           42%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01 per share.

 38                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser")

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAX POLICY It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $17,294,272,065
                                                              ===============
Gross tax unrealized appreciation...........................  $ 2,925,698,011
Gross tax unrealized depreciation...........................     (885,031,748)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 2,040,666,263
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                2007              2006
Distributions paid from:
  Ordinary income........................................  $  525,312,873    $  427,884,676
  Long-term capital gain.................................     651,618,186       721,170,016
                                                           --------------    --------------
                                                           $1,176,931,059    $1,149,054,692
                                                           ==============    ==============

    Permanent differences, primarily due to gains and losses not recognized for tax on exchanges and book to tax amortization differences, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
      $ 11,032,054           $(11,032,054)     $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $20,698,174
Undistributed long-term capital gain........................   14,159,855

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $419,013 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $462,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $800,400

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $22,253,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $575,135 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $6,149,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $3,649,000. Sales charges do not represent expenses of the Fund.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                          FOR THE                          FOR THE
                                         YEAR ENDED                       YEAR ENDED
                                     DECEMBER 31, 2007                DECEMBER 31, 2006
                               ------------------------------   ------------------------------
                                  SHARES           VALUE           SHARES           VALUE
Sales:
  Class A....................   310,081,986   $ 2,878,607,087    318,305,316   $ 2,821,249,883
  Class B....................    32,731,195       298,720,484     41,195,422       358,670,412
  Class C....................    46,787,341       428,968,350     52,763,852       461,705,965
  Class R....................    11,462,480       106,893,500      9,609,771        85,628,539
  Class I....................    31,106,737       291,142,340     11,991,953       106,790,679
                               ------------   ---------------   ------------   ---------------
Total Sales..................   432,169,739   $ 4,004,331,761    433,866,314   $ 3,834,045,478
                               ============   ===============   ============   ===============
Dividend Reinvestment:
  Class A....................    86,621,262   $   780,049,021     83,947,057   $   746,799,137
  Class B....................    18,924,102       167,183,956     20,894,073       182,922,725
  Class C....................    12,057,386       107,032,815     12,103,434       106,509,902
  Class R....................       980,211         8,858,068        763,972         6,835,179
  Class I....................       741,582         6,669,120        144,326         1,289,430
                               ------------   ---------------   ------------   ---------------
Total Dividend
  Reinvestment...............   119,324,543   $ 1,069,792,980    117,852,862   $ 1,044,356,373
                               ============   ===============   ============   ===============
Repurchases:
  Class A....................  (269,776,125)  $(2,508,279,980)  (215,130,512)  $(1,905,163,956)
  Class B....................   (73,117,260)     (667,759,789)   (74,303,134)     (647,010,248)
  Class C....................   (42,833,270)     (392,637,159)   (42,488,895)     (371,433,062)
  Class R....................    (7,275,490)      (67,924,223)    (5,476,081)      (48,684,839)
  Class I....................    (4,354,707)      (40,571,562)    (1,945,513)      (17,347,822)
                               ------------   ---------------   ------------   ---------------
Total Repurchases............  (397,356,852)  $(3,677,172,713)  (339,344,135)  $(2,989,639,927)
                               ============   ===============   ============   ===============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended December 31, 2007, the Fund received redemption fees of approximately $39,700, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $6,126,767,153 and $4,950,371,821, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $1,406,785,937 and $1,537,378,337, respectively.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A. FUTURES CONTRACT A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2006............................     7,716
Futures Opened..............................................    54,027
Futures Closed..............................................   (55,798)
                                                               -------
Outstanding at December 31, 2007............................     5,945
                                                               =======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $590,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN EQUITY AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity and Income Fund

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Equity and Income Fund (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity and Income Fund at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
February 15, 2008

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2007. For corporate shareholders, 51% of the distributions qualify for the dividends received deduction. The Fund designated and paid $651,618,187 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $525,312,873 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE                FUND         SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                        25, 125, 225, 625, 525
                                                                   EQIANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00591P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $33,600              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $     0          $  731,800(2)
   TAX FEES ............   $ 2,575(3)       $   59,185(4)
   ALL OTHER FEES ......   $     0          $  211,105(5)
TOTAL NON-AUDIT FEES       $ 2,575          $1,002,090
TOTAL ..................   $36,175          $1,002,090

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $32,600              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ..   $     0          $  756,000(2)
   TAX FEES ............   $ 2,300(3)       $   79,422(4)
   ALL OTHER FEES ......   $     0          $  203,498(5)
TOTAL NON-AUDIT FEES ...   $ 2,300          $1,038,920
TOTAL ..................   $34,900          $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008